Related Party Transactions	6 Months Ended
Jun. 30, 2021
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Related Party Transactions
Note 19: Related Party Transactions
As of June 30, 2021, the Company’s principal shareholder, The Woodbridge Company Limited, beneficially owned approximately 66% of the Company’s common shares.
I
n March 2021, the Company received a dividend of

$994
million

related to the sale of LSEG shares
from YPL, an equity method investment
.

I
n June 2021, the Company received a
 dividend of

$51
million from YPL, reflecting the Company’s portion of dividends from LSEG (see note 8).
Except for the above transactions, there were no new significant related party transactions during the first six months of 2021. Refer to “Related party transactions” disclosed in note 31 of the Company’s consolidated financial statements for the year ended December 31, 2020, which are included in the Company’s 2020 annual report, for information regarding related party transactions.